Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of Deferred Tax Assets [Abstract]
Net accumulated loss-carry forward	$ 6,419	$ 2,001
Less: valuation allowance	(6,419)	(2,001)	$ (972)
Net deferred tax assets